UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549
	Form 13F

	Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2000

Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		DDJ Capital Management, LLC
Address:	141 Linden Street, Suite 4
		Wellesley, MA  02482-7910

Form 13F File Number:	28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	David J. Breazzano
Title:	Member
Phone:	781-283-8500

Signature, Place, and Date of Signing:
/s/ David J. Breazzano	Wellesley, MA	February 15, 2001

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	30

Form 13F Information Table Value Total:	74,068

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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Form 13F Information Table

NAME OF	 		TITLE OF	CUSIP		VALUE	SHARES/ 	SH/	PUT/	INVSTMT		OTHR		VOTING AUTHORITY
ISSUER			CLASS				(X$1000)PRN AMT		PRN	CALL	DSCRETN		MANAGERS	SOLE	SHARED	NONE


GLOBALSTAR
TELECOMMUNICATIONS LTD	PUT		G3930H954	473	200		SH		SOLE				200
ACTION PERFORMANCE	SB NT CV
COS INC			4.75% 05	004933AB3	1,080	4,500		SH		SOLE				4,500
ACTION PERFORMANCE
COS INC			COM		004933107	83	35,000		SH		SOLE				35,000
ACTION PERFORMANCE
COS INC			PUT		004933957	263	350		SH		SOLE				350
AMERISTAR CASINOS INC	COM		03070Q101	277	54,000		SH		SOLE				54,000
DIGITAL IS INC DEL	SUB NT
	 		CV 6% 05	25385NAA9	1,923	8,850		SH		SOLE				8,850
EFFICIENT NETWORKS INC	SB NT CV
			5% 05		282056AB6	5,953	11,818		SH		SOLE				11,818
FEDERAL MOGUL CORP	PUT		313549957	605	1,470		SH		SOLE				1,470
FORBES MEDI-TECH INC	COM		344907100	197	65,700		SH		SOLE				65,700
FRONTIER AIRLINESINCNEW COM		359065109	29,926	967,300		SH		SOLE				967,300
HARRAHS ENTMT INC	COM		413619107	264	10,000		SH		SOLE				10,000
INTERNET CAP GROUP INC	SUB NT CV
			5.5% 04		46059CAA4	6,210	26,405		SH		SOLE				26,405
INTERNET CAP GROUP INC	COM		46059C106	33	10,000		SH		SOLE				10,000
LITTLEFIELD CORP	COM		537590101	33	20,000		SH		SOLE				20,000
LODGIAN INC		COM		54021P106	310	93,550		SH		SOLE				93,550
MARVEL ENTERPRISES	COM		57383M108	295	205,138		SH		SOLE				205,138
METRETEK TECH INC	COM		59159Q107	600	600,000		SH		SOLE				600,000
MISSION WEST PPTYS INC	COM		605203108	139	10,000		SH		SOLE				10,000
NCE PETROFUND 1		TR UNIT NEW	62885E307	618	154,500		SH		SOLE				154,500
OWENS ILL INC		COM NEW		690768403	171	30,000		SH		SOLE				30,000
PTEK HLDGS INC		COM		69366M104	1,178	819,660		SH		SOLE				819,660
PENN TRAFFIC CO NEW	COM NEW		707832200	17,173	3,522,569	SH		SOLE				3,522,569
TVX GOLD INC		NT LNKED
			CV 5% 02	87308KAA9	1,510	2,000		SH		SOLE				2,000
TORONTO DOMINION BK ONT	COM NEW		891160509	362	12,500		SH		SOLE				12,500
TRIKON TECHNOLOGIES INC	COM NEW		896187408	2,496	249,598		SH		SOLE				249,598
VENTAS INC		COM		92276F100	62	11,000		SH		SOLE				11,000
WMS INDS INC		COM		929297109	302	15,000		SH		SOLE				15,000
WASTE SYS INTL INC	COM NEW		94106P209	1,022	5,450,534	SH		SOLE				5,450,534
WORLD ACCESS INC	COM NEW		98141A101	60	25,136		SH		SOLE				25,136
XEROX CORP		PUT		984121953	450	1,500		SH		SOLE				1,500
GRAND TOTAL					        74,068	12,418,278							12,418,278
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